Share - Based Compensation (Details)									9 Months Ended		12 Months Ended
	Oct. 19, 2021 shares	Jul. 29, 2021 CAD ($)	Jul. 06, 2021 CAD ($) Y $ / shares	May 10, 2021 CAD ($) Y $ / shares shares	Mar. 19, 2021 Y CAD ($) $ / shares	Mar. 12, 2021 CAD ($)	Nov. 20, 2020 CAD ($) Y $ / shares	Nov. 18, 2020 CAD ($) Y $ / shares shares	Jul. 31, 2022 CAD ($)	Jul. 31, 2021 CAD ($)	Oct. 31, 2021 CAD ($) EquityInstruments	Oct. 31, 2020 CAD ($) EquityInstruments	Oct. 31, 2019 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation											$ 4,879,000	$ 129,000
Fab Nutrition, LLC.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Pre-consolidation shares held in escrow | shares				9,679,778
Post-consolidation shares held in escrow | shares				645,319
Percentage of shares release every six months				25.00%
Period for shares to be held in escrow				24 months
Blessed CBD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Post-consolidation shares held in escrow | shares	529,487
Percentage of shares release every six months	50.00%
Period for shares to be held in escrow	24 months
FABCBD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Pre-consolidation shares held in escrow | shares				9,679,778
Post-consolidation shares held in escrow | shares				645,319
Percentage of shares release every six months				25.00%
Period for shares to be held in escrow				24 months
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares settled for each RSU | shares								1
Consideration settled								$ 0
Share based compensation expense - Equity settled RSU											$ 128,000	0
Number of RSU's outstanding											101,667,000
RSU | Pre-consolidation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exchange ratio								0.824
Number of RSU's granted								943,579
RSU | Director | Post-consolidation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's granted						66,667
Number of RSU's granted (Value)						$ 780,000
RSU | Consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's granted		35,000,000
Number of RSU's granted (Value)		$ 287,000
RSU | Meta Growth Corp.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value								$ 154,000
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of outstanding stock maximum											10.00%
Exercisable period of stock options											10 years
Share-based compensation											$ 3,282,000	$ 129,000
Number of share options outstanding | EquityInstruments											1,906,129	620,666	707,333
Expected life | Y								1
Expected volatility								100.00%
Exchange ratio								0.824
Risk free interest rate								0.52%
Granted (i) | EquityInstruments											2,058,885	13,333
Stock Options | Post-consolidation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price | $ / shares			$ 9.27	$ 9.15	$ 12.15		$ 2.78	$ 2.70
Expected life | Y			2	1.5	2		2
Expected volatility			103.80%	108.30%	103.70%		94.20%
Exercise price | $ / shares			$ 9.39	$ 9.00	$ 11.55		$ 3.00
Risk free interest rate			0.50%	0.30%	0.30%		0.30%
Granted (i)			13,333	63,333	406,667		1,330,000		1,813,333
Stock Options | Pre-consolidation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price | $ / shares								$ 0.18
Stock Options | Key Management Personnel Of Entity And Its Subsidiaries | Post-consolidation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (i)										2,058,885
Stock Options | Meta Growth Corp. | Post-consolidation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding								245,552
Escrow Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation											$ 1,469,000